LONG TERM EMPLOYEE RELATED OBLIGATIONS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Employee-related obligations long-term
Accrued Severance Obligation	$ 120	$ 123
Defined benefit plans	197	157
Total	317	280
Employee-related obligations information
Long-term investments earmarked for severance pay liabilities in Israel	152	$ 140
Expected contributions to the pension funds	141
Future minimum benefit payments
2017	16
2018	14
2019	12
2020	12
2021	13
2022 - 2026	$ 76